VARIABLE INTEREST ENTITY (VIEs) - Summary of Sale and Leaseback Arrangements (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Sales value	$ 285.0
First repurchase option	225.8
Repurchase obligation at end of lease term	$ 128.3